Earnings Per Share (Summary Of The Amounts And The Numbers Used In The Calculation Of Net Income Attributable To NHI Common Shareholders Per Share (Basic And Diluted)) (Details) (JPY ¥)
In Millions, except Share data, unless otherwise specified
12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Earnings Per Share [Abstract]
Basic-Net income attributable to NHI shareholders	¥ 11,583	¥ 28,661	¥ 67,798
Basic-Weighted average number of shares outstanding	3,643,481,439	3,627,798,587	3,126,790,289
Basic-Net income attributable to NHI shareholders per share	¥ 3.18	¥ 7.90	¥ 21.68
Diluted-Net income attributable to NHI shareholders	¥ 11,561	¥ 28,642	¥ 67,784
Diluted-Weighted average number of shares outstanding	3,680,124,235	3,642,689,381	3,139,394,052
Diluted-Net income attributable to NHI shareholders per share	¥ 3.14	¥ 7.86	¥ 21.59